Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group Completion Fund Series
Entity Central Index Key	0002020645
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Capital Group Core Bond Completion Fund - CBCFX
Shareholder Report [Line Items]
Fund Name	Capital Group Core Bond Completion Fund
Class Name	Capital Group Core Bond Completion Fund
Trading Symbol	CBCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Core Bond Completion Fund (the "fund") for the period from September 13, 2024, commencement of operations, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/CGCBCF-M . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/CGCBCF-M
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CBCFX	$ 0 *	0.00% †
*
Based on operations
for
the
period from
September
13, 2024 to
June
30, 2025. Expenses for the full 6
mo
nths would be higher.
†
Annualized.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2]
Net Assets	$ 30,000,000
Holdings Count | Holding	272
Investment Company, Portfolio Turnover	204.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 30
Total number of portfolio holdings	272
Portfolio turnover rate including mortgage dollar roll transactions	204%
Portfolio turnover rate excluding mortgage dollar roll transactions	17%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.

[1]	Based on operations for the period from September 13, 2024 to June 30, 2025. Expenses for the full 6 months would be higher.
[2]	Annualized.